Stock Incentive Plans	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Stock Incentive Plans
Stock Incentive Plans
Stock Incentive Plans

As of June 28, 2013, the Company had outstanding stock-based incentive awards issued pursuant to various shareholder-approved plans. For the quarters ended June 28, 2013 and June 29, 2012, the Company recognized stock-based compensation expense as follows:

	Quarter Ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Cost of services	$6	$3
Selling, general and administrative	11	4
Total	$17	$7
Total, net of tax	$11	$4

The Company’s overall stock-based compensation granting practice has not changed significantly year over year. Adjustments for actual and expected achievement of the specified performance criteria for certain performance-based RSUs increased stock-based compensation expense recognized for the three months ended June 28, 2013 by $6 million, which is predominantly represented by participants in selling, general and administrative positions. An adjustment to reflect actual forfeiture experience for the prior fiscal year decreased stock-based compensation expense recognized for the three months ended June 28, 2013 and June 29, 2012 by $4 million and $3 million, respectively.

The Company uses the Black-Scholes-Merton model in determining the fair value of stock options granted. The weighted average grant date fair values of stock options granted during the three months ended June 28, 2013 and June 29, 2012 were $13.10, and $7.03 per share, respectively. In calculating the compensation expense for its stock incentive plans, the Company used the following weighted average assumptions:

	Quarter ended
	June 28, 2013	June 29, 2012
Risk-free interest rate	1.27%	1.13%
Expected volatility	34%	36%
Expected term (in years)	6.47	6.45
Dividend yield	1.72%	2.87%

During the three months ended June 28, 2013 and June 29, 2012, the Company's actual tax benefit realized for tax deductions from exercising stock options and RSU releases was $6 million and $2 million, respectively, and an excess tax benefit of $3 million and $0 million, respectively, related to all of its stock incentive plans.

Employee Incentives

The Company has three stock incentive plans that authorize the issuance of stock options, restricted stock and other stock-based incentives to employees upon terms approved by the Compensation Committee of the Board of Directors. The Company issues authorized but previously unissued shares upon the exercise of stock options, the granting of restricted stock and the redemption of RSUs. As of June 28, 2013, 10,172,180 shares of CSC common stock were available for the grant of future stock options, equity awards or other stock-based incentives to employees under such stock incentive plans.

Stock Options

The Company’s standard vesting schedule for stock options is one-third of the total stock option award on each of the first three anniversaries of the grant date. Stock options are generally exercisable for a term of ten years from the grant date. Information concerning stock options granted under the Company's stock incentive plans is as follows:

	As of June 28, 2013
	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (millions)
Outstanding as March 29, 2013	15,140,567	$43.23	5.45	$113
Granted	2,059,857	44.67
Exercised	(466,283)	36.83		4
Canceled/Forfeited	(692,297)	32.75
Expired	(741,959)	51.94
Outstanding as of June 28, 2013	15,299,885	43.67	5.86	56
Vested and expected to vest in the future as of June 28, 2013	15,005,999	43.77	5.76	54
Exercisable as of June 28, 2013	10,943,403	46.58	4.49	22

The total intrinsic value of options exercised during the three months ended June 28, 2013 and June 29, 2012, was $4 million and $0 million, respectively. The cash received from stock options exercised during the three months ended June 28, 2013 and June 29, 2012 was $16 million and $0 million, respectively.

As of June 28, 2013, there was $46 million of total unrecognized compensation expense related to unvested stock options, net of expected forfeitures. The cost is expected to be recognized over a weighted-average period of 2.34 years.

Restricted Stock Units

RSUs consist of equity awards with the right to receive one share of common stock of the Company issued at a price of $0. Upon the settlement date, RSUs are settled in shares of CSC common stock and dividend equivalents. If, prior to the vesting of the RSU in full, the employee's status as a full-time employee is terminated, then the RSU is automatically canceled on the employment termination date and any unvested shares are forfeited.

The Company grants RSUs with service and performance-based vesting terms. Service-based RSUs, generally vest over periods of three to five years. The number of performance-based RSUs that ultimately vest is dependent upon the Company's achievement of certain specified performance criteria over a three-year period. Awards are settled for shares of CSC common stock and dividend equivalents upon the filing with the SEC of the Annual Report on Form 10-K for the last fiscal year of the performance period if the specified performance criteria is met. In fiscal 2013, performance-based RSU awards granted include the potential for accelerated vesting of 25% of the shares granted after the first and second fiscal years if certain company performance targets are met early. Compensation expense during the performance period is estimated at each reporting date using management's expectation of the probable achievement of the specified performance criteria and is adjusted to the extent the expected achievement changes. In the first quarter of fiscal 2014, shares were released due to meeting the company performance targets in fiscal year 2013. The probable achievement was also increased to the maximum payout based on management's expectation of meeting the performance criteria resulting in additional expense recognized as previously discussed. In the table below, such awards are reflected at the number of shares to be settled upon achievement of target performance measures.

During the three months ended June 28, 2013, certain executives were awarded service-based RSUs for which the shares are redeemable over the ten anniversaries following the executive’s separation from service as a full-time employee, provided the executive complies with certain non-competition covenants during the ten-year period following the executives separation of service. For the certain executives who joined the company in fiscal year 2013 and after, the awards vest at age 62, or 50% of the award partially vests at age 55 with 5 years service with an additional 10% vesting each additional year of service up to 10 years of service. Prior to fiscal year 2013, awards vested at age 65 or 55 and 10 years of service.

Information concerning RSUs granted under stock incentive plans is as follows:

	As of June 28, 2013
	Number of Shares	Weighted Average Fair Value per share
Outstanding as of March 29, 2013	2,263,272	$31.53
Granted	974,885	44.67
Released/Issued	(302,135)	32.31
Canceled/Forfeited	(310,511)	40.32
Outstanding as of June 28, 2013	2,625,511	35.57

As of June 28, 2013, there was $83 million of total unrecognized compensation expense related to unvested RSUs, net of expected forfeitures. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 2.65 years.

Non-employee Director Incentives

The Company has two stock incentive plans that authorize the issuance of stock options, restricted stock and other stock-based incentives to nonemployee directors upon terms approved by the Company’s Board of Directors. As of June 28, 2013, 72,400 shares of CSC common stock remained available for grant to non-employee directors as RSUs or other stock-based incentives.

Generally, RSU awards to non-employee directors vest in full as of the next annual meeting of the Company’s stockholders following the date they are granted and are issued at a price of $0. Information concerning RSUs granted to nonemployee directors is as follows:

	As of June 28, 2013
	Number of Shares	Weighted Average Fair Value per share
Outstanding as of March 29, 2013	188,445	$39.85
Granted	—	—
Released/Issued	—	—
Canceled/Forfeited	—	—
Outstanding as of June 28, 2013	188,445	39.85

When a holder of RSUs ceases to be a director of the Company, the vested RSUs are automatically redeemed for shares of CSC common stock and dividend equivalents with respect to such shares. The number of shares to be delivered upon redemption is equal to the number of RSUs that are vested at the time the holder ceases to be a director. At the holder’s election, the RSUs may be redeemed (i) in their entirety, upon the day the holder ceases to be a director, or (ii) in substantially equal amounts upon the first five, ten or fifteen anniversaries of such termination of service.

Stock Incentive Plans

Employee Incentives

The Company has three stock incentive plans which authorize the issuance of stock options, restricted stock and other stock-based incentives to employees upon terms approved by the Compensation Committee of the Board of Directors. The Company issues authorized but previously unissued shares upon the exercise of stock options, the granting of restricted stock awards and the settlement of restricted stock units (RSUs). There were no restricted stock awards outstanding in fiscal years 2013, 2012 and 2011. As of March 29, 2013, 11,977,359 shares of CSC common stock were available for the grant of future stock options, restricted stock or other stock-based incentives to employees. See Stock-Based Compensation section of Note 1 for further details.

Stock Options

The Company’s standard vesting schedule for stock options is one-third on each of the first three anniversaries of the grant date. Stock options are generally granted for a term of ten years. Information concerning stock options granted under stock incentive plans during fiscal 2013, fiscal 2012, and fiscal 2011 is as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In millions)
Outstanding as of April 2, 2010	17,008,397	$46.36	5.58	$141
Granted	2,818,874	48.23
Exercised	(1,868,544)	40.61		22
Canceled/Forfeited	(324,612)	46.00
Expired	(573,922)	55.52
Outstanding as of April 1, 2011	17,060,193	47.00	5.54	69
Granted	2,457,509	38.18
Exercised	(428,844)	35.95		5
Canceled/Forfeited	(579,069)	41.75
Expired	(776,227)	49.05
Outstanding as of March 30, 2012	17,733,562	46.13	5.08	1
Granted	3,707,172	27.46
Exercised	(1,497,686)	39.27		10
Canceled/Forfeited	(1,113,422)	35.36
Expired	(3,689,059)	45.28
Outstanding as of March 29, 2013	15,140,567	43.23	5.45	113
Vested and expected to vest in the future as of March 29, 2013	14,885,162	43.47	5.38	108
Exercisable as of March 29, 2013	10,694,088	47.92	4.05	36

	March 29, 2013
	Options Outstanding			Options Exercisable
Range of Option Exercise Price	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable	Weighted Average Exercise Price
$23.06-$39.04	5,269,835	$31.56	7.79	1,392,011	$36.87
$39.11-$48.61	6,075,780	45.73	4.77	5,531,586	45.82
$48.65-$60.25	3,794,952	55.06	3.27	3,770,491	55.08
	15,140,567			10,694,088

The total grant date fair value of stock options vested during fiscal 2013, fiscal 2012, and fiscal 2011, was $20 million, $27 million, and $40 million, respectively. The cash received from stock options exercised during fiscal 2013, fiscal 2012, and fiscal 2011, was $55 million, $15 million, and $73 million, respectively.

As of March 29, 2013, there was $27 million of unrecognized compensation expense related to unvested stock options, net of expected forfeitures. The cost is expected to be recognized over a weighted-average period of 1.91 years.

Restricted Stock Units

RSUs consist of equity awards with the right to receive one share of common stock of the Company issued at a price of $0. Upon the settlement date, RSUs are settled in shares of CSC common stock and dividend equivalents. If, prior to the vesting of the RSU in full, the employee’s status as a full-time employee is terminated, then the RSU is automatically canceled on the employment termination date and any unvested shares are forfeited.

The Company grants RSUs with service and performance-based vesting terms. Service-based RSUs, generally vest over periods of three to five years. The number of performance-based RSUs that ultimately vest is dependent upon the Company’s achievement of certain specified performance criteria over a three-year period. Awards are settled for shares of CSC common stock and dividend equivalents upon the filing with the SEC of the Annual Report on Form 10-K for the last fiscal year of the performance period if the specified performance criteria is met. In fiscal 2013, performance-based RSU awards granted include the potential for accelerated vesting of 25% of the shares granted after the first and second fiscal years if certain company performance targets are met early. Compensation expense during the performance period is estimated at each reporting date using management’s expectation of the probable achievement of the specified performance criteria and is adjusted to the extent the expected achievement changes. In the table below, such awards are reflected at the number of shares to be settled upon achievement of target performance measures.

Certain executives were awarded service-based RSUs for which the shares are released over the ten anniversaries following the executive’s termination, provided the executive remains a full-time employee of the Company until reaching the earlier of age 65 or age 55 and over with at least ten years of service and after termination complies with certain non-competition covenants during the ten-year period.

Information concerning RSUs granted under stock incentive plans during fiscal 2013, fiscal 2012, and fiscal 2011, is as follows:

	Number of Shares	Weighted Average Fair Value
Outstanding as of April 2, 2010	1,154,668	$45.88
Granted	492,523	48.15
Settled	(151,893)	50.40
Canceled/Forfeited	(16,728)	51.94
Outstanding as of April 1, 2011	1,478,570	46.10
Granted	1,009,743	35.45
Settled	(419,351)	48.21
Canceled/Forfeited	(328,037)	41.44
Outstanding as of March 30, 2012	1,740,925	40.29
Granted	1,724,639	26.12
Settled	(423,321)	33.17
Canceled/Forfeited	(778,971)	38.27
Outstanding as of March 29, 2013	2,263,272	31.53

As of March 29, 2013, there was $34 million of unrecognized compensation expense related to unvested restricted stock units, net of expected forfeitures. The cost is expected to be recognized over a weighted-average period of 2.18 years.

Nonemployee Director Incentives

The Company has two stock incentive plans which authorize the issuance of stock options, restricted stock and other stock-based incentives to nonemployee directors upon terms approved by the Company’s Board of Directors. As of March 29, 2013, 72,400 shares of CSC common stock remained available for the grant to nonemployee directors of future RSUs or other stock-based incentives.

Generally, RSU awards to nonemployee directors vest in full as of the next annual meeting of the Company’s stockholders following the date they are granted and are issued at a price of $0. Information concerning RSUs granted to nonemployee directors during fiscal 2013, fiscal 2012, and fiscal 2011 is as follows:

	Number of Shares	Weighted Average Fair Value
Outstanding as of April 2, 2010	133,221	$46.47
Granted	25,700	39.46
Settled	(180)	42.69
Canceled/Forfeited	—	—
Outstanding as of April 1, 2011	158,741	45.34
Granted	37,800	30.07
Settled	(180)	42.69
Canceled/Forfeited	—	—
Outstanding as of March 30, 2012	196,361	42.81
Granted	42,800	30.30
Settled	(50,716)	43.30
Canceled/Forfeited	—	—
Outstanding as of March 29, 2013	188,445	39.85

When a holder of RSUs ceases to be a director of the Company, the vested RSUs are settled for shares of CSC common stock and dividend equivalents with respect to such shares. At the holder’s election, the RSUs may be settled (i) in their entirety, upon the day the holder ceases to be a director, or (ii) in substantially equal amounts upon the first five, ten or fifteen anniversaries of such termination of service.